Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of intangible assets
Net impairment charges (reversals)	$ 224	$ 2,085	$ 240
Carrying value	$ 39,307	$ 42,492	$ 20,947
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Reversal of impairment loss, intangible assets other than goodwill	$ 94	$ 0
Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)	95	1,464	$ 55
Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)	129	621	185
Launched products
Impairment of intangible assets
Impairment charges	146	603	350
Reversal of impairment loss, intangible assets other than goodwill			165
Launched products | Roxadustat
Impairment of intangible assets
Impairment charges		121
Carrying value		215
Launched products | Bydureon
Impairment of intangible assets
Impairment charges		469	102
Carrying value		50	581
Launched products | Duaklir
Impairment of intangible assets
Impairment charges			200
Carrying value			210
Launched products | FluMist
Impairment of intangible assets
Carrying value			300
Reversal of impairment loss, intangible assets other than goodwill			147
Launched products | Other launched products
Impairment of intangible assets
Impairment charges		13	48
Reversal of impairment loss, intangible assets other than goodwill			18
Legacy Alexion assets
Impairment of intangible assets
Impairment charges	$ 0
Legacy Alexion assets | Minimum
Impairment of intangible assets
Discount rate applied to cash flow projections	8.50%
Legacy Alexion assets | Maximum
Impairment of intangible assets
Discount rate applied to cash flow projections	10.50%
Products in development
Impairment of intangible assets
Impairment charges	$ 172	1,464	55
Reversal of impairment loss, intangible assets other than goodwill	77
Products in development | Ardea
Impairment of intangible assets
Impairment charges		1,172
Product, marketing and distribution rights
Impairment of intangible assets
Net impairment charges (reversals)	159	2,067	240
Carrying value	38,393	41,314	20,113
Product, marketing and distribution rights | Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)	95	1,464	55
Product, marketing and distribution rights | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)	64	603	185
Other intangibles
Impairment of intangible assets
Net impairment charges (reversals)	82
Carrying value	497	748	514
Other intangibles | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)	82
Software development costs
Impairment of intangible assets
Net impairment charges (reversals)	(17)	18
Carrying value	417	430	$ 320
Software development costs | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)	$ (17)	$ 18